Personnel costs - Summary of Measurement of Restricted Stock Unit Plan Based On Binomial Model (Detail) - 2021 Stock Option Plan - Restricted Stock Units	12 Months Ended
Dec. 31, 2021 € / shares
Tranche 2021 I
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	€ 0
Term in years	4 years 9 months 7 days
Remaining term in years	4 years 3 months 7 days
Share price as of the valuation date	€ 80.6
Expected dividend yield	0.00%
Expected volatility	39.83%
Risk-free interest rate	(0.60%)
RSU-value	€ 80.6
Tranche 2021 II
Disclosure Of Measurement Of Other Equity Instruments Granted During Period [Line Items]
Exercise price	€ 0
Term in years	4 years 6 months 7 days
Remaining term in years	4 years 3 months 7 days
Share price as of the valuation date	€ 62.9
Expected dividend yield	0.00%
Expected volatility	39.75%
Risk-free interest rate	(0.62%)
RSU-value	€ 62.9